Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt [Abstract]
Schedule of Changes in Debt Instruments

The following table sets forth a summary of the debt instruments and their changes during the six months ended June 31, 2025 and 2024 (in thousands):

	Convertible Notes	Tasly Convertible Debt	Senior Notes	Promissory Notes	PPP Loan
Balance at January 1, 2025	$18,419	$2,234	$25,268	$910	$1,376
Issuance of debt	—	—	1,450	—	—
Debt repayments	—	—	—	—	—
Change in fair value	—	118	—	—	—
Stated interest	1,098	191	1,176	30	7
Amortization of debt discount and issuance costs	16	—	1	—	—
Balance at June 30, 2025	$19,533	$2,543	$27,895	$940	$1,383

Less: Current portion	19,533	2,543	27,895	940	1,383
Long term debt	$—	$—	$—	$—	$—
	Convertible Notes	Tasly Convertible Debt	Senior Notes	Promissory Notes	PPP Loan
Balance at December 31, 2023	$16,316	$1,714	$20,155	$849	$1,362
Issuance of debt	—	16	1,120	—	—
Debt repayments	—	—	(115)	—	—
Change in fair value	—	11	—	—	—
Stated interest	993	97	994	31	7
Amortization of debt discount and issuance costs	39	—	—	—	—
Balance at June 30, 2024	$17,348	$1,838	$22,154	$880	$1,369

Long term debt	$—	$—	$—	$—	$—

The following table sets forth a summary of the debt instruments (which are all classified as current liabilities in the accompanying consolidated balance sheets and their changes during the years ended December 31, 2024 and 2023 (in thousands):

	Convertible Notes	Tasly Convertible Debt	Senior Notes	Promissory Notes	PPP Loan
Balance at January 1, 2023	$13,981	$—	$15,149	$576	$1,326
Issuance of debt	—	1,600	3,235	375	—
Debt repayments	—	—	—	(151)	—
Change in fair value	—	22	—	—	—
Stated interest	1,820	92	1,771	49	36
Amortization of debt discount and issuance costs	515	—	(0)	—	—
Balance at December 31, 2023	16,316	1,714	20,155	849	1,362

Balance at January 1, 2024	$16,316	$1,714	$20,155	$849	$1,362
Issuance of debt	—	16	3,210	—	—
Debt repayments	—	—	(150)	—	—
Change in fair value	—	311	—	—	—
Stated interest	2,057	193	2,053	61	14
Amortization of debt discount and issuance costs	46	—	—	—	—
Balance at December 31, 2024	$18,419	$2,234	$25,268	$910	$1,376

Less: Current portion	18,419	2,234	25,268	910	1,376
Long term debt	$—	$—	$—	$—	$—

Schedule of Future Minimum Payments for the Convertible Notes Payable

As of June 30, 2025, future minimum payments for the convertible notes payable were as follows (in thousands):

	Convertible Notes	Tasly Convertible Debt	Senior Notes
As of June 30, 2025	$19,603	$2,287	$26,003
Total future payments	19,603	2,287	26,003
Less: fair value remeasurement	—	451	—
Less: unamortized debt discount	—	—	1,967
Less: interest	(70)	(195)	(75)
Total convertible notes payable	$19,533	$2,543	$27,895

As of December 31, 2024, future minimum payments for the convertible notes payable were as follows (in thousands):

	Convertible Notes	Tasly Convertible Debt	Senior Notes
Total future principal payments	$19,533	$1,998	$24,396
Add: fair value remeasurement	—	333	—
Add (less): unamortized debt (premium) discount	(2)	—	2,055
Less: interest	(1,112)	(97)	(1,183)
Total convertible notes payable	$18,419	$2,234	$25,268

Schedule of Contractual Future Minimum Payments for the PPP Loan	As of June 30, 2025, the contractual future minimum payments for the PPP Loan 2 were as follows (in thousands):
Year Ending December 31,	Amount
2025 (remainder)	1,245
2026	145
Total	$1,390
As of December 31, 2024, the contractual future minimum payments for the PPP Loan 2 were as follows (in thousands):
Year Ending December 31,	Amount
2025	1,231
2026	145
Total	$1,376